UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2002

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Gryphon Capital Management, LLC
Address:	Four Maritime Plaza
		San Francisco, CA  94111

Form 13F File Number:	28-05481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joseph E. Sweeney
Title:	Manager
Phone:	415-274-6850

Signature, Place and Date of Signing:

/s/ Joseph E. Sweeney			San Francisco, CA		February 14, 2003

Report Type (Check only one.):

X	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	22

Form 13F Information Table Value Total:		18,321 X 1,000









List of Other Included Managers:

NONE

<Page


NAME OF ISSUER			TITLE OF	  CUSIP	  VALUE	  SHARES	SH/  PUT/	INV.	OTHER	  VOTING AUTH
					CLASS				  X1000			PRN  CALL	DISC	MGR	SOLE   SHR   NONE




El Dorado Gold                 COMMON       28490103       98      75,000                SOLE                  75,000
Prometic Life Sciences         COMMON       7434Q104      122     100,000                SOLE                 100,000
Advance Auto Parts Inc         COMMON      00751Y106     1320      27,000                SOLE                  27,000
Barrick Gold Corp              COMMON      067901108     1541     100,000                SOLE                 100,000
Allegheny Energy Inc           COMMON      017361106      378      50,000                SOLE                  50,000
Baytex Energy Ltd              COMMON      07317G107      538     100,000                SOLE                 100,000
Crown Cork & Seal              COMMON      228255105      318      40,000                SOLE                  40,000
Chesapeake Energy Corp         COMMON      165167107     2032     262,500                SOLE                 262,500
Citizens South Banking Co      COMMON      176682102      204      20,000                SOLE                  20,000
Denbury Res Cad                COMMON      247916208      113      10,000                SOLE                  10,000
Energy Partners                COMMON      29270U105      214      20,000                SOLE                  20,000
European Minerals              COMMON      29879A104      338     400,000                SOLE                 400,000
Multimedia Games Inc           COMMON      625453105      909      33,100                SOLE                  33,100
Maxtor Corp                    COMMON      577729205      304      60,000                SOLE                  60,000
Polycom Inc                    COMMON      73172K104      190      20,000                SOLE                  20,000
Petroquest Energy Inc          COMMON      716748108      291      70,000                SOLE                  70,000
Public Power Corp              COMMON      994444DA2      328      25,000                SOLE                  25,000
Seagate Technolgoy Holdin      COMMON      G7945J104     4743     442,000                SOLE                 442,000
UTI Worldwide                  COMMON      G87210103      788      30,000                SOLE                  30,000
Wellchoice Inc                 COMMON      949475107      240      10,000                SOLE                  10,000
Williams Cos                   COMMON      969457100     1080     400,000                SOLE                 400,000
Westport Resources Corp        COMMON      961418100     2232     107,300                SOLE                 107,300


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